Benefit Plans - Net Periodic Benefit Expense (Income) for Defined Benefit Pension and Other Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Pension Benefits [Member]
Net Periodic Benefit Cost
Interest cost	$ 123	$ 126	$ 125
Expected return on plan assets	(133)	(114)	(112)
Amortization of net actuarial loss	111	88	63
Settlement		2	9
Net periodic benefit cost	101	102	85
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Net actuarial loss (gain)	46	417	(11)
Amortization of net actuarial loss	(110)	(88)	(63)
Total recognized in other comprehensive income (loss)	(64)	329	(74)
Total recognized in net periodic benefit expense and other comprehensive income (loss)	37	431	11
Other Postretirement Benefits [Member]
Net Periodic Benefit Cost
Service cost	2	2	2
Interest cost	5	7	8
Amortization of prior service benefit	(12)	(9)	(6)
Amortization of net actuarial loss	6	4	2
Net periodic benefit cost	1	4	6
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Prior service benefit		(52)
Amortization of prior service benefit	13	9	6
Net actuarial loss (gain)	(7)	16	13
Amortization of net actuarial loss	(6)	(4)	(2)
Total recognized in other comprehensive income (loss)		(31)	17
Total recognized in net periodic benefit expense and other comprehensive income (loss)	$ 1	$ (27)	$ 23